COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Jun. 30, 2015 EUR (€)	Apr. 30, 2013 EUR (€)
Commitments And Contingencies [Line Items]
Outstanding letters of credit	$ 233		$ 233
Guarantees as security for the remaining unpaid obligation	2,952		2,415
Claim against company for wrongful termination	807
Agency fee payable	2,395
Liability for back wages recorded			3,600
Interest recorded for accrual for back wages liability			$ 600
Settlement amount paid	1,933
Accrued amount	1,628
Accrued interest	307
Accrued expenses and other current liabilities	1,128
Other Long term liabilities	500
Amended [Member]
Commitments And Contingencies [Line Items]
Agency fee payable	$ 3,593
Euro Member Countries, Euro [Member]
Commitments And Contingencies [Line Items]
Guarantees as security for the remaining unpaid obligation | €		€ 2,465		€ 2,289
Agency fee payable | €						€ 2,000
Euro Member Countries, Euro [Member] | Amended [Member]
Commitments And Contingencies [Line Items]
Agency fee payable | €					€ 3,000